Share Capital and Reserves (Details)	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares
Miscellaneous equity [abstract]
Number of options outstanding, beginning | shares	2,000,000	0
Granted | shares	0	2,000,000
Number of options outstanding, ending | shares	2,000,000	2,000,000
Weighted average exercise price outstanding, beginning | $ / shares	$ .05	$ .05
Granted | $ / shares	.00	.00
Weighted average exercise price outstanding, ending | $ / shares	$ .05	$ .05